Consolidated Balance Sheet (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheet [Abstract]
Accounts receivable, allowances	$ 11,524	$ 13,332
Identifiable intangible assets, accumulated amortization	$ 28,904	$ 27,438
Capital stock - authorized	80,000,000	80,000,000
Capital stock - par value	$ 1	$ 1
Capital stock - issued	30,936,925	30,381,863
Treasury stock	11,880,051	9,103,185